Related Party Transactions (Details)		12 Months Ended
	Jul. 22, 2022 $ / shares shares	Oct. 31, 2022 CAD ($) item	Aug. 15, 2022 CAD ($)
Related Party Transactions
Number of units issued | shares	4,956,960
Connect First credit union - The Credit Facility
Related Party Transactions
Line of Credit			$ 19,000,000
Post-consolidation
Related Party Transactions
Number of units issued | shares	4,956,960
Issued price per share (in $/share) | $ / shares	$ 2.32
Tranche 1 | Connect First credit union - The Credit Facility
Related Party Transactions
Line of Credit			12,100,000
Tranche 2 | Connect First credit union - The Credit Facility
Related Party Transactions
Line of Credit			6,900,000
Grover Properties Inc.
Related Party Transactions
Annual lease payments		$ 386,000
Term of lease contract		5 years
Number of times the term of lease contract can be extended | item		2
Renewal term of lease contract		5 years
2G Realty, LLC
Related Party Transactions
Annual lease payments		$ 52,000
Term of lease contract		1 year
Number of times the term of lease contract can be extended | item		1
Renewal term of lease contract		1 year
Director | Post-consolidation
Related Party Transactions
Number of units issued | shares	130,800
The President and CEO | Connect First credit union - The Credit Facility
Related Party Transactions
Limited recourse guarantee given by company			$ 5,000,000